OTHER FINANCIAL INCOME AND EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Other Financial Income And Cost [Abstract]
Schedule of other financial income and expenses

Amounts in US$ ‘000	2021	2020	2019
Interest income	53	715	1,133
Foreign currency results	14,841	—	—
Other financial income	14,894	715	1,133

Loan settlement	—	(4,313)	—
Foreign currency results	—	(19,233)	(515)
Interest loans and borrowings	(5,296)	(5,178)	(12,611)
Interest leases	(795)	(766)	(742)
Contingent consideration	—	(3,744)	(3,230)
Other financial expenses	(94)	(74)	—
Other financial expenses	(6,185)	(33,308)	(17,098)

Total other financial income and expenses	8,709	(32,593)	(15,965)